Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, Director Fees and Short-Term Benefits	$ 21	$ 24	$ 20
Post-Employment Benefits	3	2	3
Stock-Based Compensation	15	22	5
Other Long-Term Incentive Benefits	1	1
Termination Benefits	6		9
Total compensation paid or payable	$ 46	$ 49	$ 37